Note 14 - Financial Instruments - Reconciliation of Level 3 Assets (Liabilities) (Details) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Balance, beginning of year	$ 166,364	$ (315,110)
Total gains	19,644	105,709
Purchases	11,502	207,531
Sales	(25,575)	(64,464)
Settlements	(154,625)	232,698
Balance, end of year	$ 17,310	$ 166,364